Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Securian Funds Trust
(the “Trust”)
SFT International Bond Fund
SFT T. Rowe Price Value Fund
SFT Wellington Core Equity Fund
(each, a “Fund”)
Supplement dated May 26, 2023, to the Prospectus of the Trust, dated May 1, 2023, as supplemented to date (the “Prospectus”), and the Statement of Additional Information of the Trust, dated May 1, 2023, as supplemented to date (the “SAI”).

1.	SFT International Bond Fund Expense Limitation Agreement
Effective June 1, 2023, pursuant to an Expense Limitation Agreement (the “Expense Limitation Agreement”) between Securian Asset Management, Inc. (the “Adviser”), the investment adviser to the Trust, and the Trust, the Adviser has contractually agreed to limit the operating expenses of the Class 2 shares of the SFT International Bond Fund to ninety-nine basis points (0.99%) of the average daily net assets of the Class 2 shares, for the period from June 1, 2023 through May 1, 2025. The Expense Limitation Agreement may be continued annually upon the affirmative vote of the majority of the trustees of the Trust who are not “interested persons” of the Trust or any party to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, as amended.
To effect this limit on the operating expenses of the Class 2 shares of the Fund, the Annual Fund Operating Expenses table and Expense Example as set forth on page 45 of the Prospectus, is revised and restated in its entirety as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.60%	0.60%
Distribution (12b‑1) Fees	—	0.25%
Other Expenses	0.43%	0.43%

Total Annual Fund Operating Expenses	1.03%	1.28%
Fee Waiver/Expense Reimbursement (1)	—	0.29%
Total Annual	1.03%	0.99%
(1) Securian Asset Management, Inc. (Securian AM), the Fund’s investment adviser, has contractually agreed to limit the operating expenses of the Class 2 shares of the Fund to 0.99% of the average daily net assets of the Class 2 shares, for the period of June 1, 2023 through May 1, 2025. To the extent that Securian AM absorbs other expenses to satisfy this limit on the operating expenses of the Class 2 shares of the Fund, Securian AM may seek reimbursement of a portion or all of such amounts at any time within three (3) fiscal years after the fiscal year in which such amounts were absorbed, subject to the operating expense limit. This agreement may not be terminated before May 1, 2025, and thereafter renews annually for a full year unless terminated by Securian AM upon at least 60 days’ notice prior to the end of the contract term. This agreement is described in greater detail in the “Management of the Funds” section of the Prospectus.
Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example further assumes that the operating expense limit described above is in effect only until May 1, 2024. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$105	$328	$569	$1,259
Class 2	$113	$349	$647	$1,495
The following relates to the information found on page 59 of the Prospectus:

2.	Advisory Fee Reduction to (i) SFT T. Rowe Price Value Fund and (ii) SFT Wellington Core Equity Fund
Effective June 1, 2023, pursuant to the Third Amendment to the Investment Advisory Agreement between the Adviser and the Trust, the Adviser has agreed to reduce its investment advisory fee for the (i) SFT T. Rowe Price Value Fund and (ii) SFT Wellington Core Equity Fund by ten basis points (0.10%) on each breakpoint of the advisory fee for each Fund.
Accordingly, the Annual Fund Operating Expenses table and Expense Example for the SFT T. Rowe Price Value Fund is revised and restated in its entirety as follows:
Annual Fund Operating Expenses
(expense you pay each year as a percentage of the value of your investment)

Management Fees	0.57%
Distribution (12b‑1) Fees	0.25%
Other Expenses	0.15%

Total Annual Fund Operating Expenses	0.97%
Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$313	$540	$1,194
In addition, effective as of June 1, 2023, the Annual Fund Operating Expenses table and Expense Example for the SFT Wellington Core Equity Fund, as set forth on page 63 of the Prospectus, is revised and restated in its entirety as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.55%	0.55%
Distribution (12b‑1) Fees	—	0.25%
Other Expenses	0.22%	0.22%

Total Annual Fund Operating Expenses	0.77%	1.02%
Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$83	$250	$432	$958
Class 2	$108	$329	$567	$1,252

SFT International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Securian Funds Trust
(the “Trust”)
SFT International Bond Fund
(each, a “Fund”)
Supplement dated May 26, 2023, to the Prospectus of the Trust, dated May 1, 2023, as supplemented to date (the “Prospectus”), and the Statement of Additional Information of the Trust, dated May 1, 2023, as supplemented to date (the “SAI”).

1.	SFT International Bond Fund Expense Limitation Agreement
Effective June 1, 2023, pursuant to an Expense Limitation Agreement (the “Expense Limitation Agreement”) between Securian Asset Management, Inc. (the “Adviser”), the investment adviser to the Trust, and the Trust, the Adviser has contractually agreed to limit the operating expenses of the Class 2 shares of the SFT International Bond Fund to ninety-nine basis points (0.99%) of the average daily net assets of the Class 2 shares, for the period from June 1, 2023 through May 1, 2025. The Expense Limitation Agreement may be continued annually upon the affirmative vote of the majority of the trustees of the Trust who are not “interested persons” of the Trust or any party to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, as amended.
To effect this limit on the operating expenses of the Class 2 shares of the Fund, the Annual Fund Operating Expenses table and Expense Example as set forth on page 45 of the Prospectus, is revised and restated in its entirety as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.60%	0.60%
Distribution (12b‑1) Fees	—	0.25%
Other Expenses	0.43%	0.43%

Total Annual Fund Operating Expenses	1.03%	1.28%
Fee Waiver/Expense Reimbursement (1)	—	0.29%
Total Annual	1.03%	0.99%
(1) Securian Asset Management, Inc. (Securian AM), the Fund’s investment adviser, has contractually agreed to limit the operating expenses of the Class 2 shares of the Fund to 0.99% of the average daily net assets of the Class 2 shares, for the period of June 1, 2023 through May 1, 2025. To the extent that Securian AM absorbs other expenses to satisfy this limit on the operating expenses of the Class 2 shares of the Fund, Securian AM may seek reimbursement of a portion or all of such amounts at any time within three (3) fiscal years after the fiscal year in which such amounts were absorbed, subject to the operating expense limit. This agreement may not be terminated before May 1, 2025, and thereafter renews annually for a full year unless terminated by Securian AM upon at least 60 days’ notice prior to the end of the contract term. This agreement is described in greater detail in the “Management of the Funds” section of the Prospectus.
Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example further assumes that the operating expense limit described above is in effect only until May 1, 2024. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$105	$328	$569	$1,259
Class 2	$113	$349	$647	$1,495

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example further assumes that the operating expense limit described above is in effect only until May 1, 2024. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

SFT International Bond Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual	rr_NetExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	$ 1,259
SFT International Bond Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[1]
Total Annual	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	$ 113
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	647
10 Years	rr_ExpenseExampleYear10	$ 1,495
SFT T. Rowe Price Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Securian Funds Trust
(the “Trust”)
SFT T. Rowe Price Value Fund
(each, a “Fund”)
Supplement dated May 26, 2023, to the Prospectus of the Trust, dated May 1, 2023, as supplemented to date (the “Prospectus”), and the Statement of Additional Information of the Trust, dated May 1, 2023, as supplemented to date (the “SAI”).
The following relates to the information found on page 59 of the Prospectus:

2.	Advisory Fee Reduction to (i) SFT T. Rowe Price Value Fund and (ii) SFT Wellington Core Equity Fund
Effective June 1, 2023, pursuant to the Third Amendment to the Investment Advisory Agreement between the Adviser and the Trust, the Adviser has agreed to reduce its investment advisory fee for the (i) SFT T. Rowe Price Value Fund and (ii) SFT Wellington Core Equity Fund by ten basis points (0.10%) on each breakpoint of the advisory fee for each Fund.
Accordingly, the Annual Fund Operating Expenses table and Expense Example for the SFT T. Rowe Price Value Fund is revised and restated in its entirety as follows:
Annual Fund Operating Expenses
(expense you pay each year as a percentage of the value of your investment)

Management Fees	0.57%
Distribution (12b‑1) Fees	0.25%
Other Expenses	0.15%

Total Annual Fund Operating Expenses	0.97%
Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$313	$540	$1,194

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expense you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

SFT T. Rowe Price Value Fund | SFT T. Rowe Price Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	540
10 Years	rr_ExpenseExampleYear10	$ 1,194
SFT Wellington Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Securian Funds Trust
(the “Trust”)
SFT Wellington Core Equity Fund
(each, a “Fund”)
Supplement dated May 26, 2023, to the Prospectus of the Trust, dated May 1, 2023, as supplemented to date (the “Prospectus”), and the Statement of Additional Information of the Trust, dated May 1, 2023, as supplemented to date (the “SAI”).
The following relates to the information found on page 59 of the Prospectus:

2.	Advisory Fee Reduction to (i) SFT T. Rowe Price Value Fund and (ii) SFT Wellington Core Equity Fund
Effective June 1, 2023, pursuant to the Third Amendment to the Investment Advisory Agreement between the Adviser and the Trust, the Adviser has agreed to reduce its investment advisory fee for the (i) SFT T. Rowe Price Value Fund and (ii) SFT Wellington Core Equity Fund by ten basis points (0.10%) on each breakpoint of the advisory fee for each Fund.
In addition, effective as of June 1, 2023, the Annual Fund Operating Expenses table and Expense Example for the SFT Wellington Core Equity Fund, as set forth on page 63 of the Prospectus, is revised and restated in its entirety as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.55%	0.55%
Distribution (12b‑1) Fees	—	0.25%
Other Expenses	0.22%	0.22%

Total Annual Fund Operating Expenses	0.77%	1.02%
Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$83	$250	$432	$958
Class 2	$108	$329	$567	$1,252

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

SFT Wellington Core Equity Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	432
10 Years	rr_ExpenseExampleYear10	$ 958
SFT Wellington Core Equity Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	567
10 Years	rr_ExpenseExampleYear10	$ 1,252

[1]	Securian Asset Management, Inc. (Securian AM), the Fund’s investment adviser, has contractually agreed to limit the operating expenses of the Class 2 shares of the Fund to 0.99% of the average daily net assets of the Class 2 shares, for the period of June 1, 2023 through May 1, 2025. To the extent that Securian AM absorbs other expenses to satisfy this limit on the operating expenses of the Class 2 shares of the Fund, Securian AM may seek reimbursement of a portion or all of such amounts at any time within three (3) fiscal years after the fiscal year in which such amounts were absorbed, subject to the operating expense limit. This agreement may not be terminated before May 1, 2025, and thereafter renews annually for a full year unless terminated by Securian AM upon at least 60 days’ notice prior to the end of the contract term. This agreement is described in greater detail in the “Management of the Funds” section of the Prospectus.